Average Annual Total Returns - Class Z Shares - Alger Weatherbie Specialized Growth Fund - AC	Class Z Inception Date	Class Z Return Before Taxes 1 Year	Class Z Return Before Taxes 5 Years	Class Z Return Before Taxes 10 Years	Class Z Return After Taxes on Distributions 1 Year	Class Z Return After Taxes on Distributions 5 Years	Class Z Return After Taxes on Distributions 10 Years	Class Z Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class Z Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class Z Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Russell 2500 Growth Index (reflects no deductions for fees, expenses or taxes) 1 Year	Russell 2500 Growth Index (reflects no deductions for fees, expenses or taxes) 5 Years	Russell 2500 Growth Index (reflects no deductions for fees, expenses or taxes) 10 Years
Total	Dec. 29, 2010	57.31%	24.86%	16.37%	55.70%	22.15%	13.22%	34.99%	19.17%	12.19%	40.47%	18.68%	15.00%